UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Consumer Fund
July 31, 2006 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)

Consumer Discretionary--41.5%
Carnival	890	34,674
Chico's FAS	410 a	9,287
Circuit City Stores	1,500	36,750
Coach	520 a	14,929
Comcast, Cl. A (Special)	1,910 a	65,475
Dick's Sporting Goods	340 a	12,379
Federated Department Stores	800	28,088
Fortune Brands	500	36,260
Gap	2,200	38,170
Harrah's Entertainment	220	13,224
Hilton Hotels	910	21,776
Home Depot	1,000	34,710
JC Penney	390	24,554
Marriott International, Cl. A	520	18,294
McDonald's	2,100	74,319
News, Cl. A	1,780	34,247
Omnicom Group	360	31,864
Staples	1,385	29,944
Starbucks	670 a	22,954
Station Casinos	500	27,430
Target	1,010	46,379
Time Warner	1,610	26,565
TJX Cos.	650	15,841
Tupperware Brands	510	8,803
VF	200	13,564
Viacom, Cl. B	1,050 a	36,593
Walt Disney	1,240	36,816
		793,889
Consumer Staples--46.5%
Alberto-Culver	800	38,992
Altria Group	1,330	106,360
Boston Beer, Cl. A	1,230 a	36,223
Cadbury Schweppes, ADR	1,400	54,964
Campbell Soup	780	28,610
Coca-Cola Enterprises	780	16,739
Colgate-Palmolive	780	46,270
Costco Wholesale	320	16,883
CVS	1,300	42,536
Dean Foods	1,520 a	57,046
Diageo, ADR	480	33,754
Diamond Foods	2,430 b	37,325
General Mills	520	26,988
Groupe Danone, ADR	1,340	36,850
PepsiCo	1,360	86,197
Playtex Products	3,220 a	36,450
Procter & Gamble	1,080	60,696
Ralcorp Holdings	650 a	27,092
Wal-Mart Stores	970	43,165
Walgreen	550	25,729
Whole Foods Market	230	13,227
WM Wrigley, Jr.	400	18,344

			890,440
	Industrial--6.4%
	Airtran Holdings	1,810 a	22,697
	Aramark, Cl. B	560	17,976
	Cendant	2,320	34,823
	Southwest Airlines	1,100	19,789
	US Airways Group	590 a	26,957
			122,242
	Information Technology--2.9%
	Google, Cl. A	103 a	39,820
	Yahoo!	560 a	15,198
			55,018
	Total Common Stocks
	(cost $1,770,372)		1,861,589

	Investment of Cash Collateral
	for Securities Loaned--2.0%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $38,880)	38,880 c	38,880

	Total Investments (cost $1,809,252)	99.3%	1,900,469
	Cash and Receivables (Net)	.7%	13,919
	Net Assets	100.0%	1,914,388

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of this security is on loan. At July 31, 2006, the total market value of the fund's security on
		loan is $37,325 and the total market value of the collateral held by the fund is $38,880.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Health Care Fund
July 31, 2006 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)

Health Care--97.2%
Abbott Laboratories	9,410	449,516
Advanced Medical Optics	6,610 a	325,542
Alcon	2,560	282,675
Allergan	2,100	226,485
Allscripts Healthcare Solutions	4,210 a	80,243
Amgen	7,600 a	530,024
Amylin Pharmaceuticals	1,200 a	58,560
Barr Pharmaceuticals	2,950 a	146,792
Baxter International	7,140	299,880
Becton, Dickinson & Co.	2,330	153,594
Boston Scientific	10,972 a	186,634
Caremark Rx	5,070	267,696
Celgene	8,790 a	420,953
Cephalon	4,680 a,b	307,663
Cerner	4,030 a	163,134
Community Health Systems	2,625 a	95,182
Conor Medsystems	4,460 a	123,542
Cooper Cos.	1,830	80,886
Covance	3,645 a	232,405
Cytyc	3,900 a	95,940
DaVita	2,300 a	115,046
Dentsply International	4,200	131,460
Eli Lilly & Co.	2,025	114,959
Endo Pharmaceuticals Holdings	3,600 a	111,852
Fisher Scientific International	2,170 a	160,819
Gen-Probe	2,200 a	114,290
Genentech	2,295 a	185,482
Genzyme	3,450 a	235,566
Gilead Sciences	4,500 a	276,660
Henry Schein	1,700 a	80,597
Invitrogen	4,360 a	269,404
Johnson & Johnson	1,700	106,335
McKesson	2,740	138,069
Medco Health Solutions	4,690 a	278,258
Medicines	2,900 a	60,755
Myogen	3,360 a	103,690
Novartis, ADR	4,995	280,819
NuVasive	4,650 a	81,328
OSI Pharmaceuticals	3,570 a	119,202
PDL BioPharma	5,370 a	96,714
Pfizer	5,665	147,233
Pharmaceutical Product Development	6,690	257,431
Quest Diagnostics	1,340	80,561
Regeneron Pharmaceuticals	6,670 a	91,112
Roche Holding, ADR	3,735	332,415
Sanofi-Aventis, ADR	5,420	256,854
Schering-Plough	22,220	454,177
Sepracor	2,400 a	118,560
Theravance	3,430 a	81,257
Thermo Electron	4,380 a	162,104
UnitedHealth Group	3,762	179,936

Valeant Pharmaceuticals International	5,000	86,400
Varian	900 a	40,482
Varian Medical Systems	1,630 a	73,872
VCA Antech	1,830 a	63,995
Ventana Medical Systems	1,800 a	83,898
Vertex Pharmaceuticals	3,890 a	130,393
WellPoint	1,500 a	111,750
Wyeth	5,990	290,335
Zimmer Holdings	2,886 a	182,511
Zymogenetics	2,340 a	44,156
		10,858,083
Information Technology--1.0%
Mettler-Toledo International	1,800 a	110,754
Total Common Stocks
(cost $9,900,710)		10,968,837

Other Investment--1.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $179,000)	179,000 c	179,000

Investment of Cash Collateral
for Securities Loaned--2.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $263,840)	263,840 c	263,840

Total Investments (cost $10,343,550)	102.2%	11,411,677
Liabilities, Less Cash and Receivables	(2.2%)	(246,835)
Net Assets	100.0%	11,164,842

ADR - American Depository Receipts
a Non-income producing security.
b	All or a portion of this security is on loan. At July 31, 2006, the total market value of the fund's security on
	loan is $255,071 and the total market value of the collateral held by the fund is $263,840.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)